(ICON)

Prudential
Municipal
Series Fund

Massachusetts Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
Massachusetts Series

Performance At A Glance.
Municipal bond prices rose higher during the six months ended
February 28, 1998 as investors cheered the unusually subdued inflation in the U.S. but fretted over an economic crisis in
Asia. Your Prudential Municipal Series Fund --
Massachusetts
Series' Class A and Z shares beat the return the comparable fund tracked by Lipper Analytical Services because we heavily invested in noncallable bonds that appreciated nicely as tax-exempt interest rates fell.

Cumulative Total Returns1
As of 2/28/98
               Six     One         Five
Ten                Since
              Months   Year        Years
Years             Inception2
Class A       4.83%    8.35%   33.53% (33.30)
N/A            81.94%  (81.63)
Class B       4.63     7.92    30.67  (30.45)
98.68% (98.01)   176.68% (171.76)
Class C       4.49     7.66    N/A
N/A            25.76   (25.54)
Class Z       4.99     8.71    N/A
N/A             9.76
Lipper MA
Muni Avg.3    4.73     8.62    33.25
108.87                    ***

Average Annual Total Returns1
As of 3/31/98
             One          Five           Ten
Since
             Year         Years         Years
Inception2
Class A      6.64%     5.58% (5.54)     N/A
7.18% (7.15)
Class B      4.60      5.62  (5.58)   7.21% (7.17)
7.82  (7.67)
Class C      8.33      N/A              N/A
6.45  (6.40)
Class Z     10.27      N/A              N/A
7.29

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
          Total Distributions      30-Day
At Tax Rates Of
           Paid for Six Mos.      SEC Yield
36%           39.6%
Class A         $0.44               3.74%
6.64%          7.04%
Class B         $0.42               3.45
6.13           6.49
Class C         $0.41               3.20
5.68           6.02
Class Z         $0.47               3.96
7.03           7.45

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
9/25/84;
Class C, 8/1/94; and Class Z, 12/6/96.

3 The Lipper Massachusetts Municipal Bond fund average covers all funds in each share class for the six-month, 1-
, 5- and
10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A
shares is 83.92%; for Class B is 214.77%; for Class C is
28.81%; and for Class Z is 9.18% for all funds in each share class.

How Investments Compared.
  (As of 2/28/97)
     (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices
still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment
provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

James M. Murphy, Fund Manager
(PICTURE)

Portfolio
Manager's Report
The Series invests in carefully selected, long-term municipal bonds that offer a high level of current income exempt form
Massachusetts state and federal income taxes, consistent with preservation of capital. Certain shareholders may be subject to the federal alternative minimum tax (AMT), however, because the
Series holds some bonds that are AMT eligible.
There can be no
assurance that the Series will achieve its investment objective.

Is Inflation Conquered?
Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.
Asian Contagion

Lifts Munis.
Two major credit rating agencies upgraded the Commonwealth of
Massachusetts general obligation bonds one notch to AA-, citing sustained financial stability and improved economic posture among other strengths.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, shook the region. Investors began selling Asian stocks and emerging market bonds and sought refuge in U.S. Treasury securities. The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also bid up municipal bonds, believing that Asian difficulties would help keep a lid on inflation in the U.S., thus protecting the value of their fixed income investments.

By mid-January, the Bond Buyer Revenue Bond Index, a widely watched gauge of tax-exempt yields, reached a record low of
5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since regular sales of the securities began in 1977. Cash poured into U.S.
Treasuries as investors fretted over the failure of Hong Kong's largest investment bank. Thus developments in Asia indirectly aided municipal bonds by boosting U.S.Treasury bond prices.

During the reporting period, we kept your Series' duration (a measure of sensitivity to interest rate changes) generally longer than that of its competition, because a longer duration enabled the Series to appreciate faster as bond yields plunged.

   Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/98.
         (PIE CHART)

What Went Well.
Not Taking Any Calls.

In early October, news of a surprisingly large increase in a key inflation barometer briefly heightened fears that brisk
U.S. economic growth was pushing up inflation.
This concern
faded, however, as many investors (including us) realized that
Asian economic difficulties would help keep inflation in check by curbing U.S. economic momentum. We believed that these conditions would prompt the bond market to rally higher. To take better advantage of bond gains, we increased your Series' holdings of noncallable bond to 36% of total investments as of February 28 from 24% at the start of the reporting period.

Noncallable bond prices climb rapidly when interest rates decline because the bonds cannot be retired early. By contrast, investors worry that callable bonds will be taken away when interest rates fall, leaving them to reinvest their money at lower rates. We minimized this risk as your Series' three largest positions -- Massachusetts General Obligation bonds, Massachusetts
Water Resources Authority and Massachusetts
Turnpike Authority
bonds -- are noncallable.

Five Largest Issuers.
10.6%  Massachusetts G.O.
6.1%   Mass. St. Water
       Res. Auth.
5.8%   Mass. Water Pollution
       Abatement Trust
4.9%   Mass. Ind. Fin. Agency,
       Cape Code Hlth. Sys.
4.5%   Mass. St. Health & Edl.
       Facilities Authority --
       Valley Reg. Hlth. Sys.

Expressed as a percentage of net assets
as of 2/28/98.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

And Not So Well.
Searched High and Low.

To enhance your Series' returns, we sought higher yielding bonds of lower credit quality, such as hospital bonds rated BBB or BB.
These were scarce, however. Furthermore, as the municipal bond rally continued, even the lesser quality hospital bonds became too expensive, as their yields fell more in line with those of better quality bonds. Of course, we refused to purchase such costly debt securities. As a result, your
Series had to get along with fewer higher yielding bonds than we preferred.Looking Ahead.The U.S. economic expansion remained firmly on track in the first two months of 1998 as more than
600,000 new jobs were created and the unemployment rate edged down to 4.6%. While the economy got off to a good start, growth may decelerate because demand for U.S. exports is already dwindling in Asian countries such as Indonesia.
This
slackening supports our belief that U.S. monetary policy will stay unchanged in the near future as the economy gradually loses steam and inflation remains subdued.
Although this scenario will likely benefit the bond market, we plan to keep your Series' duration more in line with its competition while we monitor the situation and hunt for bonds with hefty yields.

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have been
extensively revised. Deductibility and
contribution limits
have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--98.8%
Boston Massachusetts Ind. Dev. Fin. Auth., Swr.
Fac. Rev.,
   Harbor Elec. Energy Co. Proj., A.M.T.
Baa1             7.375%       5/15/15    $ 1,500
$ 1,634,520
Brockton Massachusetts, Gen. Oblig.
Baa1             6.125        6/15/18      1,030
1,093,582
Holyoke Massachusetts, Gen. Oblig., School Proj.,
M.B.I.A.       Aaa              8.10
6/15/05        700(e)      826,931
Lowell Massachusetts, Gen. Oblig.
Aaa              7.625        2/15/10
750(e)      844,658
Lynn Mass. Wtr. & Swr. Comn., Gen. Rev., Ser. A,
M.B.I.A.        Aaa              7.25
12/01/10      1,350(e)(f) 1,489,954
Mass. Bay Trans. Auth., Gen. Trans. Sys.,
   Ser. B, A.M.B.A.C.
Aaa              5.375        3/01/25        500
508,025
   Ser. A, M.B.I.A.
Aaa              5.50         3/01/15      1,000
1,071,100
Mass. St. Gen. Oblig.,
   Ser. A
Aaa              5.75         8/01/10      2,000
2,215,800
   Ser. A, A.M.B.A.C.
Aaa              5.00         7/01/12      1,000
1,027,830
   Ser. C, F.G.I.C.
Aaa              6.00         8/01/09      1,500
1,696,380
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Beth Israel Hospital, A.M.B.A.C.
Aaa              8.319(d)     7/01/25
1,500(f)    1,725,000
   Dana Farber Cancer Proj., Ser. G-1
A1               6.25        12/01/22        625
678,150
   Faulkner Hospital, Ser. C
Baa1             6.00         7/01/23      1,500
1,573,755
   Holyoke Hospital, Ser. B
Baa3             6.50         7/01/15      1,250
1,323,213
   Jordan Hospital, Ser. C
A-(c)            6.875       10/01/22      1,350
1,475,941
   Mass. Inst. of Tech., Ser. I-1
Aaa              5.20         1/01/28      1,500
1,558,050
   Med. Academic & Scientific A
A-(c)            6.625        1/01/15      1,000
1,104,320
   Newton-Wellesley Hospital, Ser. E, M.B.I.A.
Aaa              5.875        7/01/15      1,000
1,076,600
   Springfield College, A.M.B.A.C.
Aaa              5.00        10/15/17        500
490,770
   Valley Regional Hlth. Sys., Ser. C
AAA(c)           7.00         7/01/10        825
1,006,343
   Valley Regional Hlth. Sys., Ser. B
Aaa              8.00         7/01/18
1,000(e)    1,108,960
   Winchester Hospital, Ser. D
AAA(c)           5.75         7/01/24      1,000
1,049,190
Mass. St. Hsg. Fin. Agcy. Hsg. Rev., Sngl. Fam.
Mtge., Ser.
   6
Aa               8.10        12/01/14      1,000
1,024,050
Mass. St. Ind. Fin. Agcy. Rev.,
   Brooks School
A3               5.95         7/01/23        640
662,624
   Cape Cod Hlth. Sys.
Aaa              8.50        11/15/20
2,000(e)(f)   2,270,240
   Phillips Academy
Aa1              5.375        9/01/23
1,000(f)    1,011,350
   Worcester Polytech. Inst., M.B.I.A.
Aaa              5.125        9/01/27      1,000
985,770
Mass. St. Port Auth. Rev., Ser. B, A.M.T.
Aa               5.00         7/01/18      1,000
970,120
Mass. St. Tpk. Auth., Met. Hwy. Sys. Rev., Ser. C,
M.B.I.A.      Aaa              Zero
1/01/17      5,500       2,109,690
Mass. St. Water Poll. Abatement Trust Rev.,
   Ser. 3
Aaa              5.625        2/01/16      1,000
1,056,880
   Ser. A
Aa               6.00         8/01/05        500
553,205
   Ser. A
Aa               6.375        2/01/15      1,000
1,097,650
Mass. St. Water Res. Auth. Rev.,
   Ser. D, M.B.I.A.
Aaa              6.00         8/01/13      1,500
1,698,060
   Ser. B, M.B.I.A.
Aaa              6.25        12/01/11      1,000
1,162,320

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Palmer Massachusetts, Gen. Oblig., Ser. F,
A.M.B.A.C.            Aaa               7.30%
3/01/10   $    500 (e) $   542,130
Plymouth County Corr. Facs. Proj., Cert. of Part.,
Ser. A        A-(c)             7.00
4/01/22        500         562,150
Puerto Rico Commonwealth,
   Gen. Oblig.
Baa1             Zero         7/01/15        750
315,780
   Gen. Oblig., A.M.B.A.C.
Aaa              7.00         7/01/10      1,000
1,233,660
Puerto Rico Electric Pwr. Auth. Rev., Ser. T
Baa1             6.375        7/01/24      1,000
1,110,460
Quabbin Mass. Reg. School Dist., Jr.- Sr. High
Sch. Proj.,
   M.B.I.A.
Aaa              5.50         6/15/06      1,045
1,129,415

-----------
Total long-term investments (cost $41,807,508)
46,074,626

-----------
SHORT-TERM INVESTMENTS--2.8%
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Cap. Asset Prog., Ser. 85C, F.R.D.D., M.B.I.A.
VMIG1             3.40        3/02/98        100
100,000
Mass. St. Ind. Fin. Agcy. Rev.,
   Showa Womens Inst. Inc., F.R.D.D., Ser. 94
VMIG1             3.65        3/19/98      1,200
1,200,000

-----------
Total short-term investments (cost $1,300,000)
1,300,000

-----------
Total Investments--101.6%
   (cost $43,107,508; Note 4)
47,374,626
Liabilities in excess of other assets--(1.6)%
(732,342)

-----------
Net Assets--100%
$46,642,284

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
    M.B.I.A.--Municipal Bond Insurance
Corporation.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is
inversely indexed to a floating
interest rate. The rate shown is the rate at
period end.
(e) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
    guaranteed obligations.
(f) Securities segregated as collateral for
futures contracts.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$43,107,508)......................................
 ...........................      $    47,374,626
Cash..............................................
 ..................................................
 .....               37,301
Interest
receivable........................................
 ..............................................
526,409
Receivable for Series shares
sold..............................................
 ..........................                2,216
Other
assets............................................
 .................................................
956

-----------------
   Total
assets............................................
 ..............................................
47,941,508

-----------------
Liabilities
Payable for investments
purchased.........................................
 ...............................
1,088,453
Dividends
payable...........................................
 .............................................
110,206
Accrued
expenses..........................................
 ...............................................
68,805
Management fee
payable...........................................
 ........................................
17,985
Distribution fee
payable...........................................
 ......................................
9,060
Deferred trustees'
fees..............................................
 ....................................
3,778
Due to broker-variation
margin............................................
 ...............................
937

-----------------
   Total
liabilities.......................................
 ..............................................
1,299,224

-----------------
Net
Assets............................................
 ..................................................
 .      $    46,642,284

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ..................      $        39,513
   Paid-in capital in excess of
par...............................................
 .......................           42,208,831

-----------------

42,248,344
   Accumulated net realized gain on
investments.......................................
 ...................              129,322
   Net unrealized appreciation on
investments.......................................
 .....................            4,264,618

-----------------
Net assets, February 28,
1998..............................................
 ..............................      $
46,642,284

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($28,957,223 / 2,452,572 shares of
beneficial interest issued and
outstanding).....................
$11.81
   Maximum sales charge (3% of offering
price)............................................
 ...............                 .37

-----------------
   Maximum offering price to
public............................................
 ..........................               $12.18

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($17,598,736 / 1,491,430 shares of
beneficial interest issued and
outstanding).....................
$11.80

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($77,834 / 6,596 shares of beneficial
interest issued and
outstanding).............................
$11.80

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($8,490.84 / 719.629 shares of beneficial
interest issued and
outstanding).........................
$11.80

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................      $
1,364,159
                                              ----
-------------
Expenses
   Management fee..........................
116,503
   Distribution fee--Class A...............
14,442
   Distribution fee--Class B...............
44,083
   Distribution fee--Class C...............
296
   Custodian's fees and expenses...........
37,000
   Report to shareholders..................
20,000
   Registration fees.......................
17,000
   Transfer agent's fees and expenses......
15,000
   Audit fees and expenses.................
5,000
   Legal fees and expenses.................
3,000
   Trustees' fees and expenses.............
2,000
   Miscellaneous...........................
1,695
                                              ----
-------------
      Total expenses.......................
276,019
   Less: Custodian fee credit..............
(1,439)
                                              ----
-------------
      Net expenses.........................
274,580
                                              ----
-------------
Net investment income......................
1,089,579
                                              ----
-------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
395,406
   Financial futures transactions..........
(74,094)
                                              ----
-------------

321,312
                                              ----
-------------
Net change in unrealized appreciation
(depreciation) on:
   Investments.............................
763,785
   Financial futures.......................
(2,500)
                                              ----
-------------

761,285
                                              ----
-------------
Net gain on investments....................
1,082,597
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................      $
2,172,176
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)               February 28,
August 31,
in Net Assets                         1998
1997
Operations
   Net investment income......    $   1,089,579
$  2,389,861
   Net realized gain on
      investment
      transactions............          321,312
616,296
   Net change in unrealized
      appreciation of
      investments.............          761,285
767,106
                                -----------------
------------
   Net increase in net assets
      resulting from
      operations..............        2,172,176
3,773,263
                                -----------------
------------
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income
      Class A.................         (697,291)
(1,453,832)
      Class B.................         (390,499)
(933,942)
      Class C.................           (1,651)
(2,079)
      Class Z.................             (138)
(8)
                                -----------------
------------
                                     (1,089,579)
(2,389,861)
                                -----------------
------------
Distributions in excess of net
   investment income
      Class A.................          (14,903)
--
      Class B.................           (9,075)
--
      Class C.................              (39)
--
      Class Z.................               (3)
--
                                -----------------
------------
                                        (24,020)
--
                                -----------------
------------
   Distributions from net realized gains
      Class A.................         (354,484)
(438,140)
      Class B.................         (215,867)
(318,452)
      Class C.................             (936)
(708)
      Class Z.................              (72)
(3)
                                -----------------
------------
                                       (571,359)
(757,303)
                                -----------------
------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold....................          627,711
1,727,524
   Net asset value of shares
      issued in reinvestment
      of dividends............        1,023,254
1,848,518
   Cost of shares
      reacquired..............       (2,711,210)
(7,848,716)
                                -----------------
------------
   Net decrease in net assets
      from Series share
      transactions............       (1,060,245)
(4,272,674)
                                -----------------
------------
Total decrease................         (573,027)
(3,646,575)
Net Assets
Beginning of period...........       47,215,311
50,861,886
                                -----------------
------------
End of period.................    $  46,642,284
$ 47,215,311
                                -----------------
------------
                                -----------------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18, 1984
and consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Massachusetts Series (the
'Series') commenced investment
operations in September, 1984. The Series is
diversified and seeks to achieve
its investment objective of obtaining the maximum
amount of income exempt from
federal and applicable state income taxes with the
minimum of risk by investing
in 'investment grade' tax-exempt securities whose
ratings are within the four
highest ratings categories by a nationally
recognized statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic developments in a specific
state, industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Fund values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates market
value.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of debt securities at a set
price for delivery on a future date. Upon entering
into a financial futures
contract, the Series is required to pledge to the
broker an amount of cash
and/or other assets equal to a certain percentage
of the contract amount. This
amount is known as the 'initial margin.'
Subsequent payments, known as
'variation margin,' are made or received by the
Series each day, depending on
the daily fluctuations in the value of the
underlying security. Such variation
margin is recorded for financial statement
purposes on a daily basis as
unrealized gain or loss. The Series invests in
financial futures contracts
solely for the purpose of hedging its existing
portfolio securities or
securities the Series intends to purchase against
fluctuations in value caused
by changes in prevailing market interest rates.
Should interest rates move
unexpectedly, the Series may not achieve the
anticipated benefits of the
financial futures contracts and may realize a
loss. The use of futures
transactions involves the risk of imperfect
correlation in movements in the
price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments
to interest income. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions
by Investment Companies. The
effect of applying this statement was to decrease
accumulated realized gains and
increase undistributed net investment income by
$24,020. The current year effect
of applying the Statement of Position was due to
the sale of securities
purchased with market discount. Net investment
income, net realized gains and
net assets were not affected by this change.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------
Custody Fee Credits: The Series has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'). PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund compensates
PSI for distributing and
servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution, (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are accrued
daily and payable monthly. No
distribution or service fees are paid to PSI as
distributor for the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $1,300 in
front-end sales charges resulting from sales of
Class A shares for the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI advised the Series that for the six months
ended February 28, 1998, it
received approximately $7,500 in contingent
deferred sales charges imposed upon
certain redemptions by Class B and C shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Series has not borrowed any amounts pursuant to
the Agreement during the six
months ended February 28, 1998. The Funds pay a
commitment fee at an annual rate
of .055 of 1% on the unused portion of the credit
facility. The commitment fee
is accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the
six months ended February 28,
1998, the Series incurred fees of approximately
$11,000 for the services of
PMFS. As of February 28, 1998, approximately
$1,800 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1998, were $7,821,203 and
$9,145,481, respectively.
The cost basis of investments for federal income tax purposes at February 28,
1998 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was $4,267,118 (gross unrealized appreciation--$4,318,748, gross unrealized depreciation--$51,630).
During the six months ended February 28, 1998, the Fund entered into financial futures contracts. Details of open contracts as of February 28, 1998 are as follows:


Value at        Value at        Unrealized
  Number of                       Expiration
February 28,       Trade        Appreciation/
  Contracts           Type           Date
1998            Date        (Depreciation)
--------------    ------------    ----------    --
----------     ----------     --------------
Short Position:
20                Muni Bond       June 1998
$2,438,125      $2,447,188        $  9,063
Long Position:
10                U.S. T-Bond     June 1998
1,204,687       1,216,250         (11,563)

-------

$ (2,500)

-------

-------

--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and
Class Z shares. Class A shares
are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and fiscal year ended August 31, 1997 were as follows:

Class A                                  Shares
Amount
-------------------------------------  ----------
-----------
Six months ended February 28, 1998:
Shares sold..........................      10,892
$   127,871
Shares issued in reinvestment of
  dividends and distributions........      58,399
688,482
Shares reacquired....................    (151,418)
(1,785,257)
                                       ----------
-----------
Net decrease in shares outstanding
  before conversion..................     (82,127)
(968,904)
Shares issued upon conversion from
  Class B............................      62,605
736,561
                                       ----------
-----------
Net decrease in shares outstanding...     (19,522)
$  (232,343)
                                       ----------
-----------
                                       ----------
-----------
Year ended August 31, 1997:
Shares sold..........................      29,208
$   340,810
Shares issued in reinvestment of
  dividends and distributions........      99,365
1,152,062
Shares reacquired....................    (366,281)
(4,252,429)
                                       ----------
-----------
Net decrease in shares outstanding
  before conversion..................    (237,708)
(2,759,557)
Shares issued upon conversion from
  Class B............................     277,806
3,225,709
                                       ----------
-----------
Net increase in shares outstanding...      40,098
$   466,152
                                       ----------
-----------
                                       ----------
-----------
Class B                                  Shares
Amount
-------------------------------------  ----------
-----------
Six months ended February 28, 1998:
Shares sold..........................      36,770
$   433,674
Shares issued in reinvestment of
  dividends and distributions........      28,239
332,629
Shares reacquired....................     (73,279)
(864,860)
                                       ----------
-----------
Net decrease in shares outstanding
  before conversion..................      (8,270)
(98,557)
Shares issued upon conversion from
  Class B............................     (62,605)
(736,561)
                                       ----------
-----------
Net decrease in shares outstanding...     (70,875)
$  (835,118)
                                       ----------
-----------
                                       ----------
-----------
Year ended August 31, 1997:
Shares sold..........................     115,658
$ 1,343,826
Shares issued in reinvestment of
  dividends and distributions........      59,887
693,710
Shares reacquired....................    (309,225)
(3,583,222)
                                       ----------
-----------
Net decrease in shares outstanding
  before conversion..................    (133,680)
(1,545,686)
Shares issued upon conversion from
  Class B............................    (277,895)
(3,225,709)
                                       ----------
-----------
Net decrease in shares outstanding...    (411,575)
$(4,771,395)
                                       ----------
-----------
                                       ----------
-----------
Class C
-------------------------------------
Six months ended February 28, 1998:
Shares sold..........................       1,957
$    22,946
Shares issued in reinvestment of
  dividends and distributions........         169
1,999
Shares reacquired....................      (2,222)
(25,954)
                                       ----------
-----------
Net decrease in shares outstanding...         (96)
$    (1,009)
                                       ----------
-----------
                                       ----------
-----------
Year ended August 31, 1997:
Shares sold..........................       3,642
$    42,688
Shares issued in reinvestment of
  dividends and distributions........         236
2,740
Shares reacquired....................      (1,127)
(13,065)
                                       ----------
-----------
Net increase in shares outstanding...       2,751
$    32,363
                                       ----------
-----------
                                       ----------
-----------
Class Z
-------------------------------------
Six months ended February 28, 1998:
Shares sold..........................       3,645
$    43,220
Shares issued in reinvestment of
  dividends and distributions........          12
144
Shares reacquired....................      (2,955)
(35,139)
                                       ----------
-----------
Net increase in shares outstanding...         702
$     8,225
                                       ----------
-----------
                                       ----------
-----------
December 6, 1996(a) through
  year ended August 31, 1997:
Shares sold..........................          17
$       200
Shares issued in reinvestment of
  distributions......................           1
6
Shares reacquired....................          --
--
                                       ----------
-----------
Net increase in shares outstanding...          18
$       206
                                       ----------
-----------
                                       ----------
-----------

------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
--------------------

Six Months

Ended                         Year Ended August
31,

February 28,     ---------------------------------
--------------------

1998          1997        1996        1995
1994       1993

------       -------     -------     -------     -
-----     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  11.69       $ 11.54
$ 11.63     $ 11.37     $12.17     $11.50

------       -------     -------     -------     -
-----     ------
Income from investment operations
Net investment
income...............................
 .28           .58(a)      .59(a)      .65(a)
 .67        .68
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .28           .33        (.02)        .26
(.73)       .67

------       -------     -------     -------     -
-----     ------
   Total from investment
operations.................           .56
 .91         .57         .91       (.06)      1.35

------       -------     -------     -------     -
-----     ------
Less distributions
Dividends from net investment
income................          (.28)
(.58)       (.59)       (.65)      (.67)
(.68)
Distributions in excess of net investment
income....          (.01)           --          --
--         --         --
Distributions from net realized
gains...............          (.15)         (.18)
(.07)         --       (.07)        --

------       -------     -------     -------     -
-----     ------
   Total
distributions..............................
(.44)         (.76)       (.66)       (.65)
(.74)      (.68)

------       -------     -------     -------     -
-----     ------
Net asset value, end of
period......................      $  11.81       $
11.69     $ 11.54     $ 11.63     $11.37
$12.17

------       -------     -------     -------     -
-----     ------

------       -------     -------     -------     -
-----     ------
TOTAL
RETURN(b):....................................
4.83%         8.10%       4.93%       8.33%
(.58)%    12.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................      $ 28,957
$28,890     $28,058     $27,525     $2,293
$2,325
Average net assets
(000)............................      $ 29,123
$29,096     $28,091     $15,837     $2,578
$1,336
Ratios to average net assets:
   Expenses, including distribution
fees............          1.03%(c)      1.00%(a)
1.06%(a)     .97%(a)    .87%       .95%
   Expenses, excluding distribution
fees............           .93%(c)       .90%(a)
 .96%(a)     .87%(a)    .77%       .85%
   Net investment
income............................
4.83%(c)      5.00%(a)    5.06%(a)    5.59%(a)
5.60%      5.79%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................            17%
22%         18%         36%        33%        56%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
----------------------

Six Months

Ended                          Year Ended August
31,

February 28,     ---------------------------------
----------------------

1998          1997        1996        1995
1994        1993

------       -------     -------     -------     -
------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $  11.68       $ 11.53
$ 11.62     $ 11.36     $ 12.17     $ 11.49

------       -------     -------     -------     -
------     -------
Income from investment operations
Net investment
income...............................
 .26           .53(a)      .54(a)      .60(a)
 .61         .63
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .28           .33        (.02)        .26
(.74)        .68

------       -------     -------     -------     -
------     -------
   Total from investment
operations.................           .54
 .86         .52         .86        (.13)
1.31

------       -------     -------     -------     -
------     -------
Less distributions
Dividends from net investment
income................          (.26)
(.53)       (.54)       (.60)       (.61)
(.63)
Distributions in excess of net investment
income....          (.01)           --          --
--          --          --
Distributions from net realized
gains...............          (.15)         (.18)
(.07)         --        (.07)         --

------       -------     -------     -------     -
------     -------
   Total
distributions..............................
(.42)         (.71)       (.61)       (.60)
(.68)       (.63)

------       -------     -------     -------     -
------     -------
Net asset value, end of
period......................      $  11.80       $
11.68     $ 11.53     $ 11.62     $ 11.36     $
12.17

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
TOTAL
RETURN(b):....................................
4.63%         7.67%       4.51%       7.90%
(1.15)%     11.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................      $ 17,599
$18,247     $22,758     $28,367     $55,420
$61,121
Average net assets
(000)............................      $ 17,780
$20,301     $25,751     $39,455     $59,544
$55,965
Ratios to average net assets:
   Expenses, including distribution
fees............          1.43%(c)      1.40%(a)
1.46%(a)    1.34%(a)    1.27%       1.35%
   Expenses, excluding distribution
fees............           .93%(c)       .90%(a)
 .96%(a)     .84%(a)     .77%        .85%
   Net investment
income............................
4.43%(c)      4.60%(a)    4.66%(a)    5.37%(a)
5.20%       5.39%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
MASSACHUSETTS SERIES
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
----------------

August 1,

Six Months
1994(d)

Ended              Year Ended August 31,
through

February 28,   -----------------------------------
-     August 31,

1998        1997         1996           1995
1994

-----      ------        -----          -----
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................       $11.68      $11.53
$11.62         $11.36         $11.41

-----      ------        -----          -----
-----
Income from investment operations
Net investment
income...............................          .25
 .50(a)       .51(a)         .57(a)         .04
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .28         .33         (.02)           .26
(.05)

-----      ------        -----          -----
-----
   Total from investment
operations.................          .53
 .83          .49            .83           (.01)

-----      ------        -----          -----
-----
Less distributions
Dividends from net investment
income................         (.25)       (.50)
(.51)          (.57)          (.04)
Distributions in excess of net investment
income....         (.01)         --           --
--             --
Distributions from net realized
gains...............         (.15)       (.18)
(.07)            --             --

-----      ------        -----          -----
-----
   Total
distributions..............................
(.41)       (.68)        (.58)          (.57)
(.04)

-----      ------        -----          -----
-----
Net asset value, end of
period......................       $11.80
$11.68       $11.53         $11.62         $11.36

-----      ------        -----          -----
-----

-----      ------        -----          -----
-----
TOTAL
RETURN(b):....................................
4.49%       7.41%        4.26%          7.60%
(0.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................       $   78      $
78       $   45         $   14         $  216(f)
Average net assets
(000)............................       $   80
$   48       $   41         $   14         $
15(f)
Ratios to average net assets:
   Expenses, including distribution
fees............         1.68%(c)    1.65%(a)
1.72%(a)       1.60%(a)       1.57%(c)
   Expenses, excluding distribution
fees............          .93%(c)     .90%(a)
 .97%(a)        .85%(a)        .82%(c)
   Net investment
income............................
4.18%(c)    4.36%(a)     4.39%(a)       5.07%(a)
5.06%(c)

Class Z

----------------------------

December 6,

Six Months        1996(e)

Ended           through

February 28,     August 31,

1998            1997

-----            -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $11.68          $ 11.80

-----            -----
Income from investment operations
Net investment
income...............................        .31
 .47(a)
Net realized and unrealized gain (loss) on
   investment
transactions..........................        .28
 .06

-----            -----
   Total from investment
operations.................        .59
 .53

-----            -----
Less distributions
Dividends from net investment
income................       (.31)
(.47)
Distributions in excess of net investment
income....       (.01)              --
Distributions from net realized
gains...............       (.15)            (.18)

-----            -----
   Total
distributions..............................
(.47)            (.65)

-----            -----
Net asset value, end of
period......................     $11.80          $
11.68

-----            -----

-----            -----
TOTAL
RETURN(b):....................................
4.99%            4.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $    8          $
204(f)
Average net assets
(000)............................     $    5
$   200(f)
Ratios to average net assets:
   Expenses, including distribution
fees............        .93%(c)          .90%(
)
   Expenses, excluding distribution
fees............        .93%(c)          .90%(
   Net investment
income............................       5.15%(c)
5.55%(           )

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Amounts are actual and not rounded to the
nearest thousand.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

The views expressed in this report and information about the
Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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(800) 225-1852

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